CONSOLIDATED STATEMENT OF FINANCIAL CONDITION - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 174,783	$ 435,211	$ 1,191
Accounts receivable	1,527,641	1,648,000	0
Prepaid expenses and other current assets, net	102,455	7,707	0
Amounts due from related parties	665,916	42,857	0
Current assets of discontinued operations	0	0	4,617,566
Total current assets	2,470,795	2,133,775	4,618,757
Non-current assets:
Intangible assets, net	383,289	1,208,340	0
Goodwill	8,107,014	5,529,178	0
Deferred tax assets	0	0	0
Non-current assets of discontinued operations	0	0	406,021
Total non-current assets	8,490,303	6,737,518	406,021
TOTAL ASSETS	10,961,098	8,871,293	5,024,778
Current liabilities:
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of $nil, $nil and $70,781 as of December 31, 2017, 2018 and 2019, respectively)	677,629	836,552	897,098
Due to related party	30,866	0	0
Current liabilities of discontinued operations	0	0	19,392,101
Total current liabilities	708,495	836,552	20,289,199
Non-current liabilities:
Other non-current liabilities (including other non-current liabilities of VIE without recourse to the Company of $nil, $nil and $nil as of December 31, 2017, 2018 and 2019, respectively)	0	0	29,540
Deferred tax liabilities (including deferred tax liabilities of the VIE without recourse to the Company of $nil, $nil and $nil as of December 31, 2017, 2018 and 2019, respectively)	0	0	0
Non-current liabilities of discontinued operations	0	0	6,892,316
Total non-current liabilities	0	0	6,921,856
TOTAL LIABILITIES	708,495	836,552	27,211,055
Commitments and contingencies
Shareholders' equity:
Ordinary shares ($0.00001 par value; 5,000,000,000 shares authorized as of December 31, 2018, 2019 and 2020, and 1,476,208,670, 2,108,869,528 and 2,978,278,329 shares issued and outstanding as of December 31, 2018 and 2019 and 2020)	29,805	21,096	14,768
Additional paid-in capital	649,145,830	645,330,800	634,016,215
Accumulated deficits	(640,019,614)	(638,368,341)	(637,143,041)
Accumulated other comprehensive (loss)/income	1,096,582	1,051,186	(19,074,219)
Total shareholders' (deficit)/equity	10,252,603	8,034,741	(22,186,277)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,961,098	$ 8,871,293	$ 5,024,778